Document and Entity Information	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	Hallador Energy Company
Entity Incorporation, State or Country Code	CO
Entity File Number	001-34743
Entity Tax Identification Number	84-1014610
Entity Address, Address Line One	1183 East Canvasback Drive
Entity Address, City or Town	Terre Haute
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47802
City Area Code	812
Local Phone Number	299-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $.01 par value
Trading Symbol	HNRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000788965
Amendment Flag	false